Average Annual Total Returns		12 Months Ended	42 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index(reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		25.02%	11.05%
35% S&P 500® Index/35% Morningstar Global Market Large Mid GR/30% Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	35% S&P 500® Index/35% Morningstar Global MarketLarge Mid GR/30% Bloomberg U.S. Aggregate Bond Index(reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		14.89%	5.55%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index(reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		1.25%	(2.05%)
Morningstar Global Market Large Mid GR (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Morningstar Global Market Large Mid GR(reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		17.38%	6.45%
Alexis Practical Tactical ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		16.48%	6.89%
Performance Inception Date	Jun. 30, 2021
Alexis Practical Tactical ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		15.81%	6.53%
Alexis Practical Tactical ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		10.10%	5.30%